Significant accounting policies - Property, plant and equipment and Others (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€) item
Property, plant and equipment
Impairment of assets	€ 0
Profit available for distribution	€ 0
Number of operating segments | item	1
IT equipment
Property, plant and equipment
Estimated useful life	3 years
Minimum | IT, office and lab equipment
Property, plant and equipment
Estimated useful life	3 years
Maximum | IT, office and lab equipment
Property, plant and equipment
Estimated useful life	5 years